Investment In Wnba Franchise - Additional Information (Detail) (Mohegan Basketball Club Llc, USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2003	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
WNBA, LLC
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Membership or limited partnership interest percentage		4.20%
Initial player roster
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated fair value of intangible asset acquired with membership interest	$ 4,800,000
Useful life of intangible asset acquired with membership interest	7 years
Franchise Value
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated fair value of intangible asset acquired with membership interest	5,500,000
Useful life of intangible asset acquired with membership interest	30 years
Accumulated amortization		2,000,000	1,800,000
Amortization expense		183,000	183,000	183,000
Expected amortization expenses, 2014		183,000
Expected amortization expenses, 2015		183,000
Expected amortization expenses, 2016		183,000
Expected amortization expenses, 2017		183,000
Expected amortization expenses, 2018		$ 183,000